American Century Investments®
Quarterly Portfolio Holdings
One Choice® Portfolio: Moderate
October 31, 2020

One Choice Portfolio: Moderate - Schedule of Investments
OCTOBER 31, 2020 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 45.1%
Equity Growth Fund Investor Class	2,536,918	80,090,497
Focused Dynamic Growth Fund Investor Class(2)	811,165	36,664,642
Growth Fund Investor Class	2,532,713	106,196,641
Heritage Fund Investor Class	3,917,056	95,497,817
Large Company Value Fund Investor Class	14,832,079	143,277,885
Mid Cap Value Fund Investor Class	7,212,935	106,462,922
NT Disciplined Growth Fund Investor Class	2,365,495	35,293,188
Small Cap Growth Fund Investor Class	1,280,585	28,172,861
Small Cap Value Fund Investor Class	3,494,423	23,272,858
Sustainable Equity Fund Investor Class	4,873,992	163,912,340
		818,841,651
Domestic Fixed Income Funds — 22.0%
Core Plus Fund Investor Class	21,642,701	244,346,092
Inflation-Adjusted Bond Fund Investor Class	7,375,029	91,302,857
NT High Income Fund Investor Class	5,021,682	46,500,777
Short Duration Inflation Protection Bond Fund Investor Class	1,749,874	18,408,676
		400,558,402
International Equity Funds — 20.1%
Emerging Markets Fund Investor Class	6,254,680	79,809,720
International Growth Fund Investor Class	6,973,793	95,540,970
Non-U.S. Intrinsic Value Fund Investor Class	5,430,314	40,618,748
NT Global Real Estate Fund Investor Class	4,930,584	48,171,801
NT International Small-Mid Cap Fund Investor Class	3,472,368	41,460,071
NT International Value Fund Investor Class	7,456,109	59,425,188
		365,026,498
International Fixed Income Funds — 9.1%
Emerging Markets Debt Fund Investor Class	3,584,241	36,989,365
Global Bond Fund Investor Class	8,663,960	90,105,188
International Bond Fund Investor Class(2)	2,748,612	37,408,607
		164,503,160
Money Market Funds — 3.7%
U.S. Government Money Market Fund Investor Class	67,563,468	67,563,468
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,516,400,127)		1,816,493,179
OTHER ASSETS AND LIABILITIES†		271,665
TOTAL NET ASSETS — 100.0%		$1,816,764,844

NOTES TO SCHEDULE OF INVESTMENTS
†Category is less than 0.05% of total net assets.
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS
1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds are valued at their reported NAV.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.
As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended October 31, 2020 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
Equity Growth Fund	$80,803	$226	—	$(939)	$80,090	2,537	—	$226
Focused Dynamic Growth Fund(3)	35,858	—	$104	911	36,665	811	$58	—
Growth Fund	123,682	—	12,378	(5,107)	106,197	2,533	6,464	—
Heritage Fund	95,712	—	2,643	2,429	95,498	3,917	973	—
Large Company Value Fund	141,703	2,505	—	(930)	143,278	14,832	—	613
Mid Cap Value Fund	105,874	509	—	80	106,463	7,213	—	509
NT Disciplined Growth Fund	35,952	—	32	(627)	35,293	2,365	13	—
Small Cap Growth Fund	26,250	—	244	2,167	28,173	1,281	34	—
Small Cap Value Fund	22,182	43	—	1,048	23,273	3,494	—	42
Sustainable Equity Fund	165,138	918	2,592	448	163,912	4,874	223	—
Core Plus Fund	—	244,779	—	(433)	244,346	21,643	—	—
Inflation-Adjusted Bond Fund	91,229	—	—	74	91,303	7,375	—	—
NT High Income Fund	46,048	655	—	(202)	46,501	5,022	—	656
Short Duration Inflation Protection Bond Fund	18,269	—	—	140	18,409	1,750	—	—
Emerging Markets Fund	76,307	—	—	3,503	79,810	6,255	—	—
International Growth Fund	102,634	—	7,149	56	95,541	6,974	2,814	—
Non-U.S. Intrinsic Value Fund	42,085	—	—	(1,466)	40,619	5,430	—	—
NT Global Real Estate Fund	49,799	—	—	(1,627)	48,172	4,931	—	—
NT International Small-Mid Cap Fund	39,585	—	—	1,875	41,460	3,472	—	—
NT International Value Fund	61,942	—	520	(1,997)	59,425	7,456	(76)	—
Emerging Markets Debt Fund	36,642	313	—	34	36,989	3,584	—	314
Global Bond Fund	90,105	—	—	—	90,105	8,664	—	—
International Bond Fund(3)	37,216	—	—	192	37,408	2,749	—	—
U.S. Government Money Market Fund	66,278	1,285	—	—	67,563	67,563	—	2
Diversified Bond Fund	246,678	952	219,391	(28,239)	—	—	25,056	862
	$1,837,971	$252,185	$245,053	$(28,610)	$1,816,493	196,725	$35,559	$3,224
(1)Underlying fund investments represent Investor Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.